Revenues	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenues
11 Revenues
Revenues consist of the following:

	For the six months ended June 30,
	2020	2021
	RMB	RMB	US$
Targeted Marketing	141,282	—	—

SAAS Businesses
Developer Services	77,216	113,608	17,596
Vertical Applications	38,520	52,001	8,054

Total SAAS Businesses	115,736	165,609	25,650

Total revenues	257,018	165,609	25,650

For the six months ended June 30, 2020 and 2021, revenues recognized at the point in time are RMB196,006 and RMB98,405 (US$15,241), respectively. For the six months ended June 30, 2020 and 2021, revenues recognized over time are RMB61,012 and RMB67,204 (US$10,409), respectively.